INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	$ 620,715	$ 80,976
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(11,525)	(1,194)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	1,911,161	2,739,797
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(320,809)	(364,126)
Debt Securities, Available-for-Sale, Unrealized Loss Position	2,531,876	2,820,773
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(332,334)	(365,320)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	3,111	1,128
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	33	3
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	63,315	65,086
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	7,980	8,760
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	66,426	66,214
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	8,013	8,763
U.S. Treasuries
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	0	0
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	90	31,243
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(9)	(3,661)
Debt Securities, Available-for-Sale, Unrealized Loss Position	90	31,243
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(9)	(3,661)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	0	0
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	0	0
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	71,678	69,780
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(11,546)	(12,010)
Debt Securities, Available-for-Sale, Unrealized Loss Position	71,678	69,780
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(11,546)	(12,010)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	0	0
Mortgage-backed securities-residential
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	417,516	31,892
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(9,130)	(483)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	503,321	538,863
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(95,078)	(85,049)
Debt Securities, Available-for-Sale, Unrealized Loss Position	920,837	570,755
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(104,208)	(85,532)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	0	0
Mortgage-backed securities-commercial
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	26,516	1,772
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(67)	(11)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	286,589	495,451
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(25,314)	(35,900)
Debt Securities, Available-for-Sale, Unrealized Loss Position	313,105	497,223
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(25,381)	(35,911)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	25,990	28,298
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	4,454	4,628
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	25,990	28,298
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	4,454	4,628
Collateralized mortgage obligations
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	120,670	10,699
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(1,776)	(157)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	296,813	393,884
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(50,823)	(60,120)
Debt Securities, Available-for-Sale, Unrealized Loss Position	417,483	404,583
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(52,599)	(60,277)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	6,219	7,431
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	788	539
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	6,219	7,431
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	788	539
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	19,636	15,155
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(351)	(132)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	478,083	562,740
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(109,553)	(114,188)
Debt Securities, Available-for-Sale, Unrealized Loss Position	497,719	577,895
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(109,904)	(114,320)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	3,111	1,128
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	33	3
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	2,288	1,488
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	306	212
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	5,399	2,616
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	339	215
Asset-backed Securities
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	26,389	6,853
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(189)	(15)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	159,135	542,029
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(22,190)	(39,798)
Debt Securities, Available-for-Sale, Unrealized Loss Position	185,524	548,882
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(22,379)	(39,813)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	0	0
Other securities
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	9,988	14,605
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(12)	(396)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	115,452	105,807
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(6,296)	(13,400)
Debt Securities, Available-for-Sale, Unrealized Loss Position	125,440	120,412
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(6,308)	(13,796)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	28,818	27,869
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	2,432	3,381
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	28,818	27,869
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	$ 2,432	$ 3,381